Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000170095
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I2
Trading Symbol	BWDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/investor-resources/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Boyd Watterson Limited Duration Enhanced Income Fund - Class I2	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,475	$10,035	$10,011	$9,969
06/30/18	$10,673	$10,056	$9,991	$9,929
06/30/19	$11,220	$10,485	$10,525	$10,710
06/30/20	$11,531	$10,925	$11,096	$11,646
06/30/21	$12,161	$10,974	$11,140	$11,607
06/30/22	$11,487	$10,583	$10,561	$10,413
06/30/23	$12,377	$10,638	$10,581	$10,315
06/30/24	$13,477	$11,156	$11,074	$10,587
06/30/25	$14,397	$11,818	$11,785	$11,230
06/30/26	$15,196	$12,190	$12,139	$11,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund - Class I2	5.55%	4.56%	4.27%
Bloomberg 1-3 Year U.S. Treasury Bond Index	2.92%	1.90%	1.75%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.18%	4.42%	4.68%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (216)-771-3450.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 591,186,522
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 1,354,771
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$591,186,522 Number of Portfolio Holdings168 Advisory Fee (net of waivers)$1,354,771 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	45.5%
Asset-Backed Securities	0.4%
Corporate Bonds	38.4%
Short-Term Investment	0.2%
Term Loans	6.0%
U.S. Government & Agencies	5.3%
U.S. Treasury Bonds & Notes	4.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.1%
Money Market Funds	0.2%
Real Estate	0.3%
Automobile	0.3%
Finance	0.3%
Utilities	0.5%
Communications	1.1%
Consumer Staples	1.4%
Technology	1.8%
Materials	6.7%
Financials	6.7%
Industrials	6.8%
Consumer Discretionary	9.0%
Energy	9.1%
U.S. Treasury Obligations	9.4%
ABS	15.7%
CLO	29.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note	5.3%
United States Treasury Note	4.1%
Exeter Automobile Receivables Trust 2021-4, 4A, E	1.7%
First Investors Auto Owner Trust 2023-1, 1A, D	1.5%
Morgan Stanley	1.4%
Capital One Financial Corporation	1.4%
Neuberger Berman CLO XVII Ltd., Series 17AR, CR4	1.3%
Sandstone Peak Ltd., Series 1A, DR2	1.2%
MasTec, Inc.	1.1%
Plains All American Pipeline, L.P., Series B	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000170094
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I
Trading Symbol	BWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/investor-resources/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Boyd Watterson Limited Duration Enhanced Income Fund - Class I	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,114	$10,013	$10,017	$10,051
06/30/18	$10,295	$10,034	$9,997	$10,011
06/30/19	$10,791	$10,462	$10,531	$10,799
06/30/20	$11,081	$10,902	$11,103	$11,743
06/30/21	$11,656	$10,950	$11,147	$11,704
06/30/22	$10,993	$10,560	$10,568	$10,499
06/30/23	$11,817	$10,615	$10,588	$10,401
06/30/24	$12,844	$11,132	$11,081	$10,675
06/30/25	$13,696	$11,793	$11,792	$11,323
06/30/26	$14,428	$12,163	$12,146	$11,752

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund - Class I	5.35%	4.36%	4.06%
Bloomberg 1-3 Year U.S. Treasury Bond Index	2.92%	1.90%	1.92%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.15%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.13%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.77%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.18%	4.42%	4.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (216)-771-3450.

Performance Inception Date	Apr. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 591,186,522
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 1,354,771
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$591,186,522 Number of Portfolio Holdings168 Advisory Fee (net of waivers)$1,354,771 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	45.5%
Asset-Backed Securities	0.4%
Corporate Bonds	38.4%
Short-Term Investment	0.2%
Term Loans	6.0%
U.S. Government & Agencies	5.3%
U.S. Treasury Bonds & Notes	4.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.1%
Money Market Funds	0.2%
Real Estate	0.3%
Automobile	0.3%
Finance	0.3%
Utilities	0.5%
Communications	1.1%
Consumer Staples	1.4%
Technology	1.8%
Materials	6.7%
Financials	6.7%
Industrials	6.8%
Consumer Discretionary	9.0%
Energy	9.1%
U.S. Treasury Obligations	9.4%
ABS	15.7%
CLO	29.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note	5.3%
United States Treasury Note	4.1%
Exeter Automobile Receivables Trust 2021-4, 4A, E	1.7%
First Investors Auto Owner Trust 2023-1, 1A, D	1.5%
Morgan Stanley	1.4%
Capital One Financial Corporation	1.4%
Neuberger Berman CLO XVII Ltd., Series 17AR, CR4	1.3%
Sandstone Peak Ltd., Series 1A, DR2	1.2%
MasTec, Inc.	1.1%
Plains All American Pipeline, L.P., Series B	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.